Trade and other receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other receivables
Trade receivables	€ 78	€ 1,728	€ 1,687
Other receivables	1,221	1,009	1,346
Recoverable taxes	605	582	1,346
Other	616	427
Total	€ 1,299	€ 2,737	€ 3,033